Income Taxes - Summary Of Current And Deferred Portions Of Income Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current tax	¥ 11,814
Deferred taxation	42	$ 6	¥ 0	¥ 0
Income tax expenses	¥ 11,856	$ 1,719	¥ 0	¥ 0